FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2021
Assets:
Investments held in the Trust Account	1	345,011,697
Liabilities:
Warrant liability — Public Warrants	1	$9,070,433
Warrant liability — Private Placement Warrants	3	$10,572,537

Schedule Of Assumptions Used In Estimating The Fair Value Of Warrants
The following table provides quantitative information regarding Level 3 fair value meas ureme
nts:

As of September 30, 2021
Stock price	$9.85
Strike price	$11.50
Term (in years)	5.0
Volatility	16.5%
Risk-free rate	1.00%
Dividend yield	0.0%

Summary of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Fair value as of February 9, 2021	$17,144,332	$12,933,516	$30,077,848
Change in valuation inputs or other assumptions	(3,784,363)	(2,932,167)	(6,716,530)

Fair value of Warrants transferred out of Level 3	—	(10,001,349)	(10,001,349)

Fair value of Level 3 warrant liabilities as of June 30, 2021	$13,359,969	$—	$13,359,969
Change in valuation inputs or other assumptions	$(2,787,432)	$—	$(2,787,432)

Fair value of Level 3 Warrant Liabilities as of September 30, 2021	$10,572,537	$—	$10,572,537